Credit risk - Reconciliation to Net Carrying Amounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
At 1 January	£ 578,584
Exchange and other adjustments	65	£ 33	£ (91)
Other changes in credit quality	107	(192)
Allowance for loan losses	456	343	1,452
At 31 December	584,365	578,584
Loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	433,124
At 31 December	£ 441,907	£ 433,124
Drawn ECL %	0.70%	0.80%
Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 367,974
At 31 December	£ 386,787	£ 367,974
Drawn ECL %	0.20%	0.20%
Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 51,511
At 31 December	£ 43,499	£ 51,511
Drawn ECL %	2.60%	2.80%
Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 5,998
At 31 December	£ 5,601	£ 5,998
Drawn ECL %	16.50%	15.90%
Loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 7,641
At 31 December	£ 6,020	£ 7,641
Drawn ECL %	3.00%	2.70%
Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	£ 306,215
At 31 December	£ 312,280	£ 306,215
Drawn ECL %	0.30%	0.40%
Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 256,435
At 31 December	£ 269,707	£ 256,435
Drawn ECL %	0.00%	0.10%
Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	£ 38,159
At 31 December	£ 32,722	£ 38,159
Drawn ECL %	0.80%	1.00%
Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	£ 3,980
At 31 December	£ 3,831	£ 3,980
Drawn ECL %	8.00%	8.20%
Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	£ 7,641
At 31 December	£ 6,020	£ 7,641
Drawn ECL %	3.00%	2.70%
Carrying value £m | Loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	£ 436,817	£ 440,102
Exchange and other adjustments	(876)	2,434
Impact of transfers between stages	0	0
Additions and repayments	12,434	836
Decrease through derecognition, financial assets	(2,257)	(5,442)
Advances written off	(1,228)	(1,229)
Recoveries of amounts previously written off	200	116
At 31 December	445,090	436,817	440,102
Carrying value £m | Loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	368,859	362,766
Exchange and other adjustments	(801)	2,432
Impact of transfers between stages	(862)	(822)
Additions and repayments	21,038	8,168
Decrease through derecognition, financial assets	(717)	(3,685)
At 31 December	387,517	368,859	362,766
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	25,616	18,355
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(25,376)	(17,963)
Carrying value £m | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,102)	(1,214)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	52,973	60,103
Exchange and other adjustments	(19)	(8)
Impact of transfers between stages	(1,718)	(2,279)
Additions and repayments	(6,098)	(3,951)
Decrease through derecognition, financial assets	(480)	(892)
At 31 December	44,658	52,973	60,103
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(25,566)	(18,317)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	25,950	18,545
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(2,102)	(2,507)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	7,131	7,611
Exchange and other adjustments	(67)	(8)
Impact of transfers between stages	2,580	3,101
Additions and repayments	(1,597)	(2,338)
Decrease through derecognition, financial assets	(366)	(122)
Advances written off	(1,173)	(1,229)
Recoveries of amounts previously written off	200	116
At 31 December	6,708	7,131	7,611
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(50)	(38)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(574)	(582)
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	3,204	3,721
Carrying value £m | Loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	7,854	9,622
Exchange and other adjustments	11	18
Additions and repayments	(909)	(1,043)
Decrease through derecognition, financial assets	(694)	(743)
Advances written off	(55)	0
Recoveries of amounts previously written off	0	0
At 31 December	6,207	7,854	9,622
Carrying value £m | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	307,320	312,338
Exchange and other adjustments	12	18
Impact of transfers between stages	0	0
Additions and repayments	7,892	(2,349)
Decrease through derecognition, financial assets	(1,976)	(2,586)
Advances written off	(125)	(108)
Recoveries of amounts previously written off	5	7
At 31 December	313,128	307,320	312,338
Carrying value £m | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	256,596	257,517
Exchange and other adjustments	0	0
Impact of transfers between stages	(243)	(921)
Additions and repayments	13,901	1,202
Decrease through derecognition, financial assets	(494)	(1,202)
At 31 December	269,760	256,596	257,517
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	21,133	12,202
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(21,077)	(12,673)
Carrying value £m | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(299)	(450)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	38,533	41,783
Exchange and other adjustments	0	0
Impact of transfers between stages	(973)	(748)
Additions and repayments	(4,143)	(1,955)
Decrease through derecognition, financial assets	(422)	(547)
At 31 December	32,995	38,533	41,783
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(21,105)	(12,195)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	21,473	13,103
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(1,341)	(1,656)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	4,337	3,416
Exchange and other adjustments	0	0
Impact of transfers between stages	1,216	1,669
Additions and repayments	(956)	(553)
Decrease through derecognition, financial assets	(366)	(94)
Advances written off	(70)	(108)
Recoveries of amounts previously written off	5	7
At 31 December	4,166	4,337	3,416
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(28)	(7)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(396)	(430)
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	1,640	2,106
Carrying value £m | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	7,854	9,622
Exchange and other adjustments	12	18
Additions and repayments	(910)	(1,043)
Decrease through derecognition, financial assets	(694)	(743)
Advances written off	(55)	0
Recoveries of amounts previously written off	0	0
At 31 December	6,207	7,854	9,622
Accumulated impairment
Disclosure of financial assets [line items]
At 1 January	(4,021)
At 31 December	(3,453)	(4,021)
Accumulated impairment | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,051)
At 31 December	(872)	(1,051)
Accumulated impairment | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,621)
At 31 December	(1,284)	(1,621)
Accumulated impairment | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,136)
At 31 December	(1,110)	(1,136)
Accumulated impairment | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(213)
At 31 December	(187)	(213)
Accumulated impairment | Loans and advances to customers
Disclosure of financial assets [line items]
At 1 January	(3,693)	(4,475)
Exchange and other adjustments	(62)	(164)
Impact of transfers between stages	(350)	(459)
Other changes in credit quality	582	813
Additions and repayments	416	934
Allowance for loan losses	516	338
Decrease through derecognition, financial assets	60	171
Advances written off	1,228	1,229
Recoveries of amounts previously written off	(200)	(116)
At 31 December	(3,183)	(3,693)	(4,475)
Accumulated impairment | Loans and advances to customers | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(24)	60
Accumulated impairment | Loans and advances to customers | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Loans and advances to customers | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Loans and advances to customers | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Loans and advances to customers | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(350)	(459)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(885)	(678)
Exchange and other adjustments	11	8
Impact of transfers between stages	(35)	(73)
Other changes in credit quality	(127)	106
Additions and repayments	47	(90)
Allowance for loan losses	(139)	269
Decrease through derecognition, financial assets	5	54
At 31 December	(730)	(885)	(678)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(20)	96
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(413)	(393)
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	66	53
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	20	13
Accumulated impairment | Loans and advances to customers | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	292	254
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(1,462)	(1,792)
Exchange and other adjustments	5	1
Impact of transfers between stages	116	86
Other changes in credit quality	(65)	(103)
Additions and repayments	105	81
Allowance for loan losses	(286)	(270)
Decrease through derecognition, financial assets	12	59
At 31 December	(1,159)	(1,462)	(1,792)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	2	(33)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	404	385
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(126)	(121)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	177	223
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(339)	(401)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(1,133)	(1,752)
Exchange and other adjustments	(26)	(106)
Impact of transfers between stages	(431)	(472)
Other changes in credit quality	708	802
Additions and repayments	193	862
Allowance for loan losses	946	412
Decrease through derecognition, financial assets	25	24
Advances written off	1,173	1,229
Recoveries of amounts previously written off	(200)	(116)
At 31 December	(1,107)	(1,133)	(1,752)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	15	(1)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	9	8
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	60	68
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(197)	(236)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(303)	(312)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(213)	(253)
Exchange and other adjustments	(52)	(67)
Other changes in credit quality	66	8
Additions and repayments	71	81
Allowance for loan losses	(5)	(73)
Decrease through derecognition, financial assets	18	34
Advances written off	55	0
Recoveries of amounts previously written off	0	0
At 31 December	(187)	(213)	(253)
Accumulated impairment | Loans and advances to customers | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	(21)	(2)
Accumulated impairment | Retail – UK mortgages
Disclosure of financial assets [line items]
At 1 January	(1,105)	(1,207)
Exchange and other adjustments	(104)	(120)
Impact of transfers between stages	(48)	(156)
Other changes in credit quality	(21)	(39)
Additions and repayments	215	178
Allowance for loan losses	(188)	(61)
Decrease through derecognition, financial assets	53	60
Advances written off	125	108
Recoveries of amounts previously written off	(5)	(7)
At 31 December	(848)	(1,105)	(1,207)
Accumulated impairment | Retail – UK mortgages | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	7	74
Accumulated impairment | Retail – UK mortgages | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(48)	(156)
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(161)	(91)
Exchange and other adjustments	(1)	0
Impact of transfers between stages	(2)	(9)
Other changes in credit quality	(94)	43
Additions and repayments	16	(19)
Allowance for loan losses	(108)	71
Decrease through derecognition, financial assets	1	1
At 31 December	(53)	(161)	(91)
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	1	91
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	(135)	(66)
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	11	7
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	0	0
Accumulated impairment | Retail – UK mortgages | 12-month expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	122	50
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2
Disclosure of financial assets [line items]
At 1 January	(374)	(552)
Exchange and other adjustments	0	0
Impact of transfers between stages	25	7
Other changes in credit quality	(19)	(104)
Additions and repayments	48	49
Allowance for loan losses	(92)	(160)
Decrease through derecognition, financial assets	9	18
At 31 December	(273)	(374)	(552)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	9	(12)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	132	65
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	(32)	(33)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	39	66
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 1 and 2 | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(114)	(91)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m
Disclosure of financial assets [line items]
At 1 January	(357)	(311)
Exchange and other adjustments	(50)	(53)
Impact of transfers between stages	(71)	(154)
Other changes in credit quality	26	14
Additions and repayments	79	67
Allowance for loan losses	18	101
Decrease through derecognition, financial assets	25	7
Advances written off	70	108
Recoveries of amounts previously written off	(5)	(7)
At 31 December	(335)	(357)	(311)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	18	(3)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 1
Disclosure of financial assets [line items]
Impact of transfers between stages	3	1
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 2
Disclosure of financial assets [line items]
Impact of transfers between stages	21	26
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Transfers to Stage 3
Disclosure of financial assets [line items]
Impact of transfers between stages	(39)	(66)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | Stage 3 £m | Net change in ECL due to transfers
Disclosure of financial assets [line items]
Impact of transfers between stages	(56)	(115)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | POCI £m
Disclosure of financial assets [line items]
At 1 January	(213)	(253)
Exchange and other adjustments	(53)	(67)
Other changes in credit quality	66	8
Additions and repayments	72	81
Allowance for loan losses	(6)	(73)
Decrease through derecognition, financial assets	18	34
Advances written off	55	0
Recoveries of amounts previously written off	0	0
At 31 December	(187)	(213)	£ (253)
Accumulated impairment | Retail – UK mortgages | Lifetime expected credit losses | POCI £m | Methodology and model changes
Disclosure of financial assets [line items]
Other changes in credit quality	£ (21)	£ (2)